INCOME TAXES - Schedule of Tax Losses Year of Expiration (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax losses expiry
Recognized losses		$ (1)
Recognized credits		0
Non-recognized losses	$ (168)	(253)
Non-recognized credits	0	(303)
Unused tax losses
Tax losses expiry
Recognized DTA		0
Non-recognized DTA	15	65
Unused tax credits
Tax losses expiry
Recognized DTA		0
Non-recognized DTA	0	78
Indefinite
Tax losses expiry
Recognized losses		(1)
Recognized credits		0
Non-recognized losses	(168)	(253)
Non-recognized credits	0	(303)
Indefinite | Unused tax losses
Tax losses expiry
Recognized DTA		0
Non-recognized DTA	15	65
Indefinite | Unused tax credits
Tax losses expiry
Recognized DTA		0
Non-recognized DTA	$ 0	$ 78